Accounting Policies, by Policy (Policies)	12 Months Ended
Nov. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation.

Foreign currency translation

Foreign currency translation

The Group uses Hong Kong Dollar (“HK$”) as its reporting currency. The functional currency of the Company in British Virgin Islands is United States Dollar (“US$”) and the Company’s subsidiaries in Hong Kong is HK$, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Convenience translation

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of income and consolidated statements of cash flows from HK$ into US$ as of and for the year ended November 30, 2023 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.8095, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts. Actual results may differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents mainly represent cash at bank and demand deposits which have original maturities less than three months and are unrestricted as to withdrawal or use. As of November 30, 2023 and 2022, the Group had cash and cash equivalent balance of HK$25,296,811 (US$3,239,236) and HK$15,478,505, respectively. The Group maintains bank accounts in Hong Kong.

Accounts receivable

Accounts receivable

Accounts receivable mainly represent amounts due from clients for Financial PR services which are recorded net of allowance for the Group’s doubtful accounts. The Group grants 30 days credit terms to the clients. In evaluating the collectability of receivable balances, the Group considers specific evidence including aging of the receivable, the client’s payment history, its current creditworthiness and current economic trends. The Group regularly reviews the adequacy and appropriateness of the allowance for doubtful accounts. Accounts receivable are written off after all collection efforts have ceased. During the year ended November 30, 2023, HK$2,154,945 of accounts receivable made as allowance of doubtful debts due to lower recovery possibility; and during the year ended November 30, 2022, HK$540,000 of accounts receivable bad debts being written off.

Prepayments and other receivables

Prepayments and other receivables

Prepayments and other receivables are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of November 30, 2023 and 2022, management believes that the Company’s prepayments and deposits are not impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	5 years
Furniture and fixtures	5 years
Motor vehicle	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Group recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended November 30, 2023, 2022 and 2021, no impairment of long-lived assets was recognized.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the proposed public offering. Upon consummation of the IPO, these fees will be recorded in the shareholders’ equity as a reduction of additional paid-in capital generated from the offering. As of November 30, 2023 and 2022, the deferred offering costs was HK$1,544,276 (US$197,743) and HK$2,172,377, respectively.

Contract liabilities

Contract liabilities

The Group bills its clients based upon contractual schedules. The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities.

Contract liabilities represent the upfront payments received upon signing of the contract for Financial PR services. Advance payments in excess of related accounts receivable are presented as contract liabilities on the consolidated balance sheets.

Lease

Lease

The Group is a lessee of non-cancellable operating leases for corporate office premise. The Group applied ASC Topic 842 “Leases” for all periods presented, using the method retrospective transition method on December 1, 2018. The Group determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the leases commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Group may recognize the lease payments in the consolidated statements of income on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The new lease standard also provides practical expedients for an entity ongoing accounting. The Group elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Group is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Group did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

The Group evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended November 30, 2023, 2022 and 2021, the Group did not have any impairment loss against its operating lease right-of-use assets.

Fair value measurements

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, prepayments and other receivables, and accruals and other payables approximate their fair values because of their generally short maturities.

Revenue recognition

Revenue recognition

The Group applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all periods presented, using the modified retrospective transition method on December 1, 2019.

The five-step model defined by ASC 606 requires the Group to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts, and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

The Group has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Group elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects that, upon the inception of revenue contracts, the period between when the Group transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Group elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

The Group is a professional services provider in Hong Kong that principally engages in the Financial PR services.

The Group enters into a distinct contract with its clients for the Financial PR services. The Financial PR services include maintaining the positive relationship between the client and their investors through difference social media channels and carrying out promotion event, including (1) maintenance and development of public relations and investor relations; (2) conferences and interviews; (3) media monitoring; (4) crisis management; (5) investor targeting; and (6) investor polling.

The revenue generated from Financial PR services are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of Financial PR services. The clients agree to pay a fixed fee by instalments over the contract terms as specified in the service agreements. The Financial PR services provide involve a series of tasks which are distinct and meet the criteria for recognizing revenue overtime. In addition, the Group concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the clients each month. That is, the benefit consumed by the clients is substantially similar each month, even though the exact volume of services may vary. Therefore, the Group concludes that the services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. The Group recognizes revenues from Financial PR services on a monthly basis when it satisfies its performance obligations throughout the contract terms.

For project-based Financial PR services, the Group generally receives payment of the total pre-agreed or pre-endorsed fee in full before the Group performs the relevant project-based Financial PR services. The project-based Financial PR services include (i) roadshows; (ii) investor luncheons; (iii) press conference/media briefings; (iv) listing ceremonies; (v) site visit/business tours; and (vi) congratulatory advertisements. The project-based Financial PR services involve multiple tasks which are interrelated, integrated, customized, and are not separable or distinct as the Group’s clients cannot benefit from any standalone task. Therefore, the Group concludes that the project-based Financial PR services to be accounted for as a single performance obligation. The Group recognizes revenues from Financial PR services on a monthly basis when it satisfies its performance obligations throughout the contract terms of which the contract period is generally one year or within one year.

For one-off Financial PR services, the Group generally provide these add-on services as optional purchase to year around customers, the payment will be settled when the services are delivered to customers. One-off PR services provide promised services, such as writing in-depth press release publish additional writing press, customized live show, and re-post business articles to featured channel. Such add-on service is usually an “optional purchase” separately agreed in the recurring financial PR service agreement, by which the customer has the right to exercise the option to purchase additional services in a separately agreed service price. The option is deemed to be a marketing offer, and not a part of the existing contract. The marketing offer is only accounted for when the customer exercises its option. It’s not a variable consideration. The Group recognizes revenue at the point in time when the service is transferred to the customer.

For projects which are terminated or lapsed at expiry of contracts, the revenue from the upfront fee is recognized at the time of termination or lapse of contracts. Out-of-pocket expenses are incurred during the execution of the projects upon receipt of payment of the client, and are generally excluded from the revenues.

Revenue disaggregated by timing of revenue recognition for the years ended November 30, 2023, 2022 and 2021 is disclosed in the table below:

	For the Year Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Over time
Financial PR services	11,654,525	13,248,243	15,427,899	1,975,530
Project-based Financial PR services	10,889,475	1,083,333	2,607,555	333,895
Point in time
One-off Financial PR services	—	—	2,503,764	320,605
Total Revenue	22,544,000	14,331,576	20,539,218	2,630,030

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at November 30 are as follows:

	For the Year Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Amounts expected to be recognized as revenue:
Within one year	3,670,000	3,300,000	3,300,000	422,562
After one year	10,175,000	6,875,000	3,575,000	457,776
Total	13,845,000	10,175,000	6,875,000	880,338

The Group expects to recognize majority of the related revenue as it provides services to its clients, which is expected to occur within three years for the Financial PR services. The Group elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less.

Other income	Other income Interest income is mainly generated from savings and time deposits and is recognized on an accrual basis using the effective interest method.
Direct cost of revenues

Direct cost of revenues

Direct cost of revenues consists of employee compensation, related payroll benefits and the Company’s director remuneration which are attributable to the revenue-generating activities and media and promotion services the Group provides for its clients.

Employee benefits

Employee benefits

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (US$3,842).

During the years ended November 30, 2023, 2022 and 2021, the total amount charged to the consolidated statements of income in respect of the Company’s costs incurred on the Mandatory Provident Fund Scheme were HK$144,264 (US$18,473), HK$121,918, and HK$145,633 respectively.

Income tax

Income tax

IGL is not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by IGL and the Company’s subsidiary in Hong Kong, IJL and ITL, to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

IJL and ITL are incorporated in and carry trade and business in Hong Kong and are subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Group is not currently subject to tax in the British Virgin Islands.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. In general, the Inland Revenue Department of Hong Kong has up to 7 years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2016/17 to 2022/23 of the Company’s Hong Kong subsidiary remain open to examination by the taxing jurisdictions, and no significant penalties or interest relating to income taxes have been incurred nor did the Group have any significant unrecognized tax benefits during the years ended November 30, 2023, 2022 and 2021. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

Segment reporting

The Group operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Group’s chief operating decision maker (“CODM”) is the Chairman. The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in Hong Kong.

Earnings per Share

Earnings per Share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Credit risk

Credit risk

Assets that potentially subject the Group to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and other current assets.

The Group believes that there is no significant credit risk associated with cash and cash equivalents, which were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$500,000 (approximately US$64,025) if the bank with which an individual/a company hold its eligible deposit fails. As of November 30, 2023, cash and cash equivalents balance of HK$25,296,811(US$3,239,236) was maintained at financial institutions in Hong Kong and approximately HK$594,422 were insured by the Hong Kong Deposit Protection Board.

The Group has designed their credit policies with an objective to minimize their exposure to credit risk. The Group’s accounts receivable are short term in nature and the associated risk is minimal. The Group conducts credit evaluations on its clients and generally does not require collateral or other security from such clients. The Group periodically evaluates the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the Year Ended November 30,
	2021		2022		2023
	HK$	%	HK$	%	HK$	US$	%
Customer A	3,025,000	13	3,300,000	23	3,300,000	422,562	16
Customer B	3,000,000	13	—	—	—	—	—
Customer C	2,831,250	13	—	—	—	—	—
Customer D	2,580,000	11	—	—	—	—	—
	11,436,250	50	3,300,000	23	3,300,000	422,562	16

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of November 30,		As of November 30,		As of November 30,
	2022	2022	2023	2023	2023	2023
	HK$		HK$		US$
Customer A	1,500,000	56%	2,900,000	38%	371,343	38%
Customer B	400,000	15%	—	—	—	—
	1,900,000	71%	2,900,000	38%	371,343	38%

Interest rate risk

Interest rate risk

The Group’s exposure on fair value interest rate risk mainly arises from its fixed deposits with bank. It also has exposure on cash flow interest rate risk which is mainly arising from its deposits with banks.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by the Group, such as cash and cash equivalents, at the end of the reporting period, the Group is not exposed to significant interest rate risk as the interest rates of cash at bank are not expected to change significantly.

Foreign currency risk

Foreign currency risk

The Group is exposed to foreign currency risk primarily through service income that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily United States dollars (US$). As HK$ is currently pegged to US$, the Group’s exposure to foreign exchange fluctuations is minimal.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New accounting standards which have not yet been adopted

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments — Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments — Credit Losses — Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-02 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. The Company adopted this guidance effective December 1, 2023, with no material impact on its consolidated financial statements.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of income and statements of cash flows.